Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for Income Tax Expense (Benefit)

The provision for income tax expense (benefit) for the years ended December 31, 2015, December 31, 2014, and December 31, 2013, consisted of the following:

	2015	2014	2013
Current
Federal	$—	—	(32)
State	97	30	110

	97	30	78
Deferred
Federal	177	(231)	566
State	—	—	—

	177	(231)	566

	$274	(201)	644

Reconciliation of Federal Income Tax Rate

Total income tax expense for the years ended December 31, 2015, December 31, 2014, and December 31, 2013, differed from the amounts computed by applying the federal income tax rate of 34 percent to income before income taxes as follows:

	2015	2014	2013
Expected federal income tax expense at statutory tax rate	$911	679	1,498
Effect of nontaxable interest income	(458)	(542)	(590)
Effect of nontaxable bank owned life insurance income	(114)	(104)	(120)
Effect of QSCAB credit	(109)	(220)	(220)
State taxes on income, net of federal benefit	59	10	73
Other tax credits	(80)	(80)	(80)
Non deductible expenses	65	56	83

Total income tax expense	$274	($201)	644

Effective tax rate (benefit)	10.2%	(10.1%)	14.6%

Components of Deferred Taxes

The components of deferred taxes as of December 31, 2015, and December 31, 2014, are summarized as follows:

	2015	2014
Deferred tax assets:
Allowance for loan loss	$1,938	$2,116
Accrued expenses	377	89
Net operating loss carry forward	1,182	1,135
Tax credit carry forward	258	258
Intangible amortization	784	981
Other	267	287
Other real estate owned	—	95

	4,806	4,961

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on items in comprehensive income	(1,275)	(1,832)
Depreciation and amortization	(102)	(81)

	(2,164)	(2,700)

Net deferred tax asset	$2,642	$2,261